UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of registrant as specified in charter)

2545 S. Kelly Avenue
Suite C
Edmond, OK 73013
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: November 30, 2014

Date of reporting period: May 31, 2014

Item 1.    Reports to Stockholders.

Yorkville High Income MLP ETF

Yorkville High Income Infrastructure MLP ETF

Semi-Annual Report

May 31, 2014
(Unaudited)

Yorkville ETF Advisors

Table of Contents

Schedules of Investments	2
Statements of Assets and Liabilities	4
Statements of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Approval of Advisory Agreements & Board Considerations	18
Disclosure of Fund Expenses	20
Supplemental Information	21

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the trading sub-adviser, Index Management Solutions, LLC, uses to determine how to vote proxies relating to each Fund’s securities, as well as information relating to how the Funds voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-YES-YETF; and (ii) on the Commission’s website at http://www.sec.gov.

Yorkville ETF Advisors
Yorkville High Income MLP ETF
Schedule of Investments

May 31, 2014 (Unaudited)

Description	Shares	Fair Value
MASTER LIMITED PARTNERSHIPS — 105.2%
Energy — 88.8%
Alliance Holdings GP	88,241	$5,673,896
Alliance Resource Partners	176,846	16,084,144
Atlas Resource Partners	651,441	12,905,046
BreitBurn Energy Partners	726,591	15,578,111
Calumet Specialty Products Partners	565,299	17,959,549
Capital Product Partners	791,943	8,489,629
EV Energy Partners	434,916	16,061,448
Exterran Partners	310,830	8,693,915
Global Partners	151,638	6,212,609
Golar LNG Partners	488,244	16,087,640
Legacy Reserves	555,700	16,337,580
Linn Energy	500,403	14,536,707
LRR Energy	308,276	5,305,430
Memorial Production Partners	631,705	14,131,241
Mid-Con Energy Partners	236,739	5,279,280
Natural Resource Partners	886,060	12,555,470
QR Energy	777,106	13,925,739
Seadrill Partners	492,400	16,170,416
Teekay LNG Partners	366,283	16,226,337
Teekay Offshore Partners	465,159	16,592,222
Vanguard Natural Resources	484,892	14,895,882
		269,702,291
Industrials — 4.6%
Navios Maritime Partners	750,654	13,849,566

Materials — 1.7%
SunCoke Energy Partners	176,056	5,044,005

Description	Shares	Fair Value
Utilities — 10.1%
AmeriGas Partners	256,725	$12,163,630
Ferrellgas Partners	664,176	18,437,526
		30,601,156
Total Master Limited Partnerships
(Cost $282,656,144)		319,197,018

Total Investments — 105.2%
(Cost $282,656,144)		$319,197,018

Percentages are based on Net Assets of $303,535,522.

GP — General Partner

As of May 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the fair value hierarchy under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Yorkville ETF Advisors
Yorkville High Income Infrastructure MLP ETF
Schedule of Investments

May 31, 2014 (Unaudited)

Description	Shares	Fair Value
MASTER LIMITED PARTNERSHIPS — 104.8%
Energy — 104.8%
Access Midstream Partners	26,958	$1,698,084
Atlas Energy	35,358	1,417,502
Atlas Pipeline Partners	49,432	1,611,483
Buckeye Partners	20,733	1,626,711
Crestwood Equity Partners	106,065	1,490,213
Crestwood Midstream Partners	68,410	1,491,338
DCP Midstream Partners	29,771	1,599,000
El Paso Pipeline Partners	50,941	1,744,220
Enbridge Energy Partners	57,316	1,776,796
Energy Transfer Equity	32,616	1,662,111
Energy Transfer Partners	27,521	1,549,983
EnLink Midstream Partners	48,526	1,478,587
Kinder Morgan Energy Partners	20,764	1,579,102
NuStar Energy	27,872	1,617,134
ONEOK Partners	28,829	1,588,478
Plains All American Pipeline	27,702	1,564,332
Regency Energy Partners	53,402	1,484,576
Spectra Energy Partners	31,206	1,636,755
Summit Midstream Partners	35,318	1,589,663
Sunoco Logistics Partners	17,875	1,644,500
Targa Resources Partners	28,095	1,909,336
TC PipeLines	33,115	1,721,980
Western Gas Equity Partners	32,283	1,677,425
Western Gas Partners	23,427	1,686,510
Williams Partners	29,678	1,576,199
Total Master Limited Partnerships
(Cost $35,483,077)		40,422,018

Total Investments — 104.8%
(Cost $35,483,077)		$40,422,018

Percentages are based on Net Assets of $38,552,400.

As of May 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the fair value hierarchy under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Yorkville ETF Advisors
Statements of Assets and Liabilities

May 31, 2014 (Unaudited)

	Yorkville High Income MLP ETF	Yorkville High Income Infrastructure MLP ETF
Assets:
Investments at Cost	$282,656,144	$35,483,077
Investments at Fair Value	$319,197,018	$40,422,018
Cash	269,639	568,376
Deferred Tax Asset	3,277,405	501,898
Dividends Receivable	101,827	—
Total Assets	322,845,889	41,492,292

Liabilities:
Deferred Tax Liability	18,751,108	2,913,411
Payable for Taxes	352,882	—
Payable Due to Investment Adviser	206,377	26,481
Total Liabilities	19,310,367	2,939,892

Net Assets	$303,535,522	$38,552,400

Net Assets Consist of:
Paid-in Capital	$310,602,500	$36,092,000
Distributions in Excess of Net Investment Income, Net of Deferred Taxes	(34,467,881)	(2,029,191)
Accumulated Net Realized Gain on Investments, Net of Deferred Taxes	4,438,856	1,323,816
Net Unrealized Appreciation on Investments, Net of Deferred Taxes	22,962,047	3,165,775
Net Assets	$303,535,522	$38,552,400

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	16,700,000	1,750,000
Net Asset Value, Offering and Redemption Price Per Share	$18.18	$22.03

The accompanying notes are an integral part of the financial statements.

Yorkville ETF Advisors
Statements of Operations

For the period ended May 31, 2014 (Unaudited)

	Yorkville High Income MLP ETF	Yorkville High Income Infrastructure MLP ETF
Investment Income:
Dividend Income	$506,208	$—
Distributions from Master Limited Partnerships	5,569,132	531,227
Less: Return of Capital Distributions	(5,567,258)	(531,227)
Total Investment Income	508,082	—

Expenses:
Advisory Fees	1,105,389	145,398
Franchise Taxes	40,325	5,525
Total Expenses	1,145,714	150,923

Net Investment Loss, Before Taxes	(637,632)	(150,923)
Current Income Tax Benefit/(Expense)	(372,882)	—
Deferred Income Tax Benefit/(Expense)	610,870	53,984
Net Investment Loss, Net of Taxes	(399,644)	(96,939)

Net Realized Gain on:
Investments	6,094,928	2,060,786
Deferred Tax Benefit/(Expense)	(2,274,857)	(737,131)
Net Realized Gain on Investments, Net of Taxes	3,820,071	1,323,655

Net Change in Unrealized Appreciation on:
Investments	18,080,115	2,228,500
Deferred Tax Benefit/(Expense)	(6,748,181)	(797,120)
Net Change in Unrealized Appreciation on Investments, Net of Taxes	11,331,934	1,431,380

Net Realized and Unrealized Gain on Investments, Net of Taxes	15,152,005	2,755,035

Net Increase in Net Assets Resulting from Operations	$14,752,361	$2,658,096

The accompanying notes are an integral part of the financial statements.

Yorkville ETF Advisors
Statements of Changes in Net Assets

	Yorkville High Income MLP ETF		Yorkville High Income Infrastructure MLP ETF
	Period Ended May 31, 2014 (Unaudited)	Year Ended November 30, 2013	Period Ended May 31, 2014 (Unaudited)	Period Ended November 30, 2013(1)
Operations:
Net Investment Loss, Net of Taxes	$(399,644)	$(313,140)	$(96,939)	$(79,769)
Net Realized Gain on Investments, Net of Taxes	3,820,071	740,402	1,323,655	161
Net Change in Unrealized Appreciation on Investments, Net of Taxes	11,331,934	13,296,422	1,431,380	1,734,395
Net Increase in Net Assets Resulting from Operations	14,752,361	13,723,684	2,658,096	1,654,787

Distributions to Shareholders:
Investment Income	(5,582,075)	—	(530,525)	—
Return of Capital	(6,422,387)	(18,097,235)	(530,525)	(791,433)
Total Distributions to Shareholders	(12,004,462)	(18,097,235)	(1,061,050)	(791,433)

Capital Share Transactions:
Issued	52,512,500	169,659,000	6,305,000	32,977,500
Redeemed	(5,430,000)	(920,500)	(3,190,500)	—
Increase in Net Assets from Capital Share Transactions	47,082,500	168,738,500	3,114,500	32,977,500

Total Increase in Net Assets	49,830,399	164,364,949	4,711,546	33,840,854

Net Assets:
Beginning of Period	253,705,123	89,340,174	33,840,854	—
End of Period (Includes Distributions in Excess of Net Investment Income of ($34,467,881), ($22,063,775), ($2,029,191) and ($871,202), respectively)	$303,535,522	$253,705,123	$38,552,400	$33,840,854

Share Transactions:
Issued	2,900,000	9,150,000	300,000	1,600,000
Redeemed	(300,000)	(50,000)	(150,000)	—
Net Increase in Shares Outstanding from Share Transactions	2,600,000	9,100,000	150,000	1,600,000

(1)	For the period February 11, 2013 (commencement of operations) to November 30, 2013.

The accompanying notes are an integral part of the financial statements.

Yorkville ETF Advisors
Financial Highlights

For the period ended May 31, 2014 (Unaudited) and the year or periods ended November 30

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

												Ratio of Expenses to Average Net Assets			Ratio of Investment Income/ (Loss) to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Return of Capital	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(5)	Net Assets, End of Period (000)	Before Income Tax Expense	Net Income Tax Expense(7)	Total Expenses	Before Income Tax Benefit/ (Expense)	Tax Benefit/ (Expense)(8)	Net Investment Income (Loss)	Portfolio Turnover(5)(6)
Yorkville High Income MLP ETF
2014**	$17.99	$(0.03)	$0.37	$0.64(9)	$0.98	$(0.37)	$(0.42)	$(0.79)	$18.18	5.53%	$303,536	0.85%	6.69%	7.54%	(0.47%)	0.18%	(0.29%)	43%
2013	$17.87	$(0.03)	$1.47	$0.32(9)	$1.76	$(0.00)	$(1.64)	$(1.64)	$17.99	9.98%	$253,705	0.82%	3.83%	4.65%	(0.24%)	0.07%	(0.17%)	37%
2012(1)(3)	$20.00	$0.03	$1.13	$(2.08)	$(0.92)	$(0.02)	$(1.19)	$(1.21)	$17.87	(4.51%)	$89,340	0.82%	0.00%	0.82%	0.25%	(0.00%)	0.25%	2%

Yorkville High Income Infrastructure MLP ETF
2014**	$21.15	$(0.06)	$0.32	$1.28	$1.54	$(0.33)	$(0.33)	$(0.66)	$22.03	7.55%	$38,552	0.85%	8.65%	9.50%	(0.85%)	0.30%	(0.53%)	39%
2013(2)(4)	$20.00	$(0.09)	$1.08	$1.15	$2.14	$(0.00)	$(0.99)	$(0.99)	$21.15	11.00%	$33,841	0.82%	6.10%	6.92%	(0.82%)	0.29%	(0.53%)	—%

*	Per share data calculated using average shares method.

**	For the six month period ended May 31, 2014. All ratios for the period have been annualized.

(1)	For the period ended November 30, 2012. All ratios for the period have been annualized.

(2)	For the period ended November 30, 2013. All ratios for the period have been annualized.

(3)	The Fund commenced operations on March 12, 2012.

(4)	The Fund commenced operations on February 11, 2013.

(5)
Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(6)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

(7)	Net Income tax expense for the ratio calculation is derived from net investment, and realized and unrealized gains/(losses).

(8)	Income tax benefit/(expense) for the ratio calculation is derived from net investment income/(loss) only.

(9)
Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in Net Asset Value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Yorkville ETF Advisors
Notes to the Financial Statements

May 31, 2014 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with six investment portfolios. The financial statements herein relate to the following funds: The Yorkville High Income MLP ETF and the Yorkville High Income Infrastructure MLP ETF (each a “Fund”, and collectively the “Funds”). The Yorkville High Income MLP ETF seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Income MLP Index (the “Index”). The Yorkville High Income Infrastructure MLP ETF seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Income Infrastructure MLP Index (the “Infrastructure Index”). Each Fund is classified as “non-diversified”. This means that the Funds may invest more of their assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. Each Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. Yorkville ETF Advisors, LLC (the “Investment Sub-Adviser”) and Index Management Solutions, LLC (the “Trading Sub-Adviser”), serve as the sub-advisers to the Funds.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued principally in-kind for securities included in a specified universe. Redemption of Creation Units are effected principally for cash. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Return of Capital Estimates — Distributions received by the Funds generally are comprised of income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available to the Funds and other industry sources. These estimates may subsequently be revised based on information received from Master Limited Partnerships (“MLP”) after their tax reporting periods are concluded. For the period ended May 31, 2014, the Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF estimated that 100% of the MLP distributions received would be treated as return of capital. However, Yorkville High Income MLP ETF owns stock of multiple C-corporations that paid dividends in the period ended May 31, 2014, which increased the Fund’s estimate of its taxable income.

Yorkville ETF Advisors
Notes to the Financial Statements

May 31, 2014 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes (although some states do impose a net income tax on partnerships). Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the ”Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Yorkville ETF Advisors
Notes to the Financial Statements

May 31, 2014 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended May 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended May 31, 2014, there have been no significant changes to the Funds fair valuation methodologies.

Federal and Other Income Taxes — Each Fund intends to invest primarily in MLPs, which generally are treated as qualified publicly traded partnerships for federal income tax purposes. Accordingly, the Funds do not intend to qualify, and will not qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code due to the Funds’ concentration in MLP securities, but are taxed as a regular C-corporation. As a regular C-corporation, each Fund is obligated to pay federal, state and local income tax on its taxable income. Currently the maximum marginal regular federal income tax rate for a regular C-corporation is 34% for taxable income less than $10 million. The Funds may be subject to a 20% alternative minimum tax on their federal alternative minimum taxable income to the extent that their alternative minimum tax exceeds their regular federal income tax. Yorkville High Income Infrastructure MLP ETF is currently using an estimated 36% tax rate for federal, state and local tax which is composed of a 34% marginal federal tax rate and an assumed 2% rate attributable to state taxes (net of federal benefit). Yorkville High Income MLP ETF is currently using an estimated 37% tax rate for federal, state and local tax which is composed of a 34% marginal federal tax rate and an assumed 3% state tax rate (net of federal benefit).

Management continues to review relevant factors affecting the federal and state tax rates. Yorkville High Income MLP ETF currently uses a 34% federal tax rate for current and deferred tax purposes. In the future, the deferred tax liability may reverse at a time when the Fund is subject to a 35% federal tax rate. The change in tax rate from 34% to 35% would cause a $416,000 decrease to the net asset value of the Fund based on the NAV at May 31, 2014. Management will continue to analyze the federal tax rate again at year-end to determine the appropriate tax rate for the Fund and could reasonably increase the federal tax rate in the future.

As a consequence of being taxed as a C-corporation, the Funds will be obligated to pay applicable federal and state corporate income taxes on their taxable income as opposed to most other investment companies which are not so obligated. The Funds expect that a portion of the distributions they receive from MLPs will be treated as a tax deferred return of capital, thus reducing the Funds’ current tax liabilities and increasing the Funds’ deferred tax liabilities. However, the amount of taxes currently payable by the Funds will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Funds.

Yorkville ETF Advisors
Notes to the Financial Statements

May 31, 2014 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash distributions from MLPs to the Funds that exceed such Funds’ allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Funds’ adjusted tax basis in the equity securities of the MLP. These reductions in such Funds’ adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Funds on a subsequent sale of the securities. The Funds will accrue deferred income taxes for any future tax liabilities associated with (a) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (b) capital appreciation on their investments. Upon the sale of an MLP security, the Funds will rely to some extent on information provided by the MLPs, which is not necessarily timely, or accurate, to estimate deferred tax liabilities for purposes of financial statement reporting and determining NAV of the Funds. From time to time, the Investment Sub-Adviser will modify the estimates or assumptions related to the Funds’ deferred tax liabilities as new information becomes available.

Since the Funds will be subject to taxation on their taxable income, the NAV of the Funds’ shares will also be reduced by the accrual of any current or deferred tax liabilities. The Index and Infrastructure Index (the “Indices”), however, are calculated without any adjustments for taxes. As a result, the Funds’ after tax performance could differ significantly from the Indices even if the pretax performance of the Funds and the performance of the Indices are closely correlated.

The tax expense or benefits attributable to certain components of income will be included in the Statements of Operations. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for federal income tax purposes. Deferred tax assets and liabilities are calculated utilizing effective tax rates expected to be applied to taxable income in the years the temporary differences are realized or settled. A valuation allowance will be recognized if, based on the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realizable. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on cash distributions from the Funds’ MLP holdings), the duration of statutory carry forward periods and the associated risk that operating and capital loss carry forwards may expire unused. The Funds will claim a foreign tax credit for foreign taxes paid. To the extent it becomes apparent the Funds will not have sufficient foreign source income to utilize the credit, the Federal tax return will be amended and a deduction will be taken. The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date. The estimated characterization of the distributions paid will be either an ordinary income or return of capital distribution. This estimate is based on the Funds’ operating results during the period. It is anticipated that a significant portion of their distributions will be comprised of return of capital as a result of the tax character of cash distributions made by each Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Funds will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February 2015. As of May 31, 2014, the Funds’ distributions for the periods ended May 31, 2014 were expected to be at least fifty-percent return of capital.

Yorkville ETF Advisors
Notes to the Financial Statements

May 31, 2014 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Creation Units — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 to the Adviser. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 to the Adviser. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown at May 31, 2014:

	Creation Unit Shares	Creation Fee	Value	Redemption Fee
Yorkville High Income MLP ETF	50,000	$500	$909,000	$500
Yorkville High Income Infrastructure MLP ETF	50,000	500	1,101,500	500

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Funds. The Investment Sub-Adviser and the Trading Sub-Adviser, serve as sub-advisers to the Funds.

The Adviser has retained the Investment Sub-Adviser to be responsible for the day-to-day management of the Funds and the Trading Sub-Adviser to be responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index or Infrastructure Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to each Fund, the Funds pay the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.82% on the average daily net assets of each Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust may also be officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

Yorkville ETF Advisors
Notes to the Financial Statements

May 31, 2014 (Unaudited) (Continued)

3. AGREEMENTS (concluded)

Sub-Advisory Agreements

The Investment Sub-Adviser, a Delaware limited liability company, is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of the Adviser and the Board. Under a Sub-Advisory Agreement, the Adviser pays the Investment Sub-Adviser a fee, which is calculated daily and paid monthly at an annual rate of 0.62% on the average daily net assets of each Fund.

The Investment Sub-Adviser has agreed to assume the Adviser’s responsibility to pay, or cause to be paid, all expenses of each Fund, except Excluded Expenses, not paid by the Adviser.

The Trading Sub-Adviser is a wholly-owned subsidiary of VTL Associates, LLC and is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index or Infrastructure Index, subject to the supervision of the Adviser and the Board. Under a Sub-Advisory Agreement, the Adviser pays the Trading Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.055% on the average daily net assets of each Fund, subject to a $10,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended May 31, 2014, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. JPMorgan Chase Bank, N.A. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Domestic Custody Agreement and Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers of the Trust may also be employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2014, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Yorkville High Income MLP ETF	$121,686,584	$120,084,825
Yorkville High Income Infrastructure MLP ETF	14,541,312	17,309,497

Yorkville ETF Advisors
Notes to the Financial Statements

May 31, 2014 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS (concluded)

For the period ended May 31, 2014, in-kind transactions associated with Creations were:

	Purchases	Proceeds	Net Realized Gain
Yorkville High Income MLP ETF	$38,765,934	$—	$—
Yorkville High Income Infrastructure MLP ETF	5,147,819	—	—

There were no purchases or sales of long-term U.S. Government securities by the Funds.

5. RISKS OF INVESTING IN THE FUNDS

The Funds assets will be concentrated in an industry or group of industries to the extent that the Index or Infrastructure Index concentrates in a particular industry or group of industries. By concentrating their assets in a particular industry or group of industries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Funds to a greater extent than if the Funds’ net assets were invested in a wider variety of industries.

Under normal circumstances, each Fund intends to invest at least 80% of its net assets in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

6. INCOME TAXES

The Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF income tax expense/(benefit) for the period ended May 31, 2014 consists of the following:

Yorkville High Income MLP ETF	Current	Deferred	Total
Federal	$372,882	$7,649,013	$8,021,895
State (net of federal)	—	763,155	763,155
Total	$372,882	$8,412,168	$8,785,050

Yorkville High Income Infrastructure MLP ETF	Current	Deferred	Total
Federal	$—	$1,406,403	$1,406,403
State (net of federal)	—	73,864	73,864
Total	$—	$1,480,267	$1,480,267

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Yorkville ETF Advisors
Notes to the Financial Statements

May 31, 2014 (Unaudited) (Continued)

6. INCOME TAXES (continued)

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate to net investment income/(loss) and realized and unrealized gain/(loss) on investments before taxes as follows:

	For the period ended May 31, 2014
Yorkville High Income MLP ETF	Amount	Rate
Income Tax Expense/(Benefit) at Statutory Rate	$8,002,720	34.00%
State Tax Expense/(Benefit) (net of federal)	727,316	3.09%
Other Expense/(Benefit)	55,014	0.21%
Net Income Tax Expense/(Benefit)	$8,785,050	37.30%

	For the period ended May 31, 2014
Yorkville High Income Infrastructure MLP ETF	Amount	Rate
Income Tax Expense/(Benefit) at Statutory Rate	$1,407,043	34.00%
State Tax Expense/(Benefit) (net of federal)	77,480	1.87%
Other Expense/(Benefit)	(4,256)	(0.10%)
Net Income Tax Expense/(Benefit)	$1,480,267	35.77%

Components of each Fund’s deferred tax assets and liabilities are as follows:

	Yorkville High Income MLP ETF	Yorkville High Income Infrastructure MLP ETF
	Period Ended May 31, 2014	Period Ended May 31, 2014
Deferred Tax Assets:
Unrealized loss on investments	$1,435,059	$37,455
Net operating loss carryforward	1,461,983	459,410
Charitable contribution carryforward	4,505	398
AMT Tax Credit	372,882	—
Foreign Tax Credit	2,976	4,635
Total Deferred Tax Assets	$3,277,405	$501,898

Deferred Tax Liabilities:
Unrealized gain on investments	$(18,751,108)	$(2,913,411)
Total Deferred Tax Liabilities	$(18,751,108)	$(2,913,411)

Total Net Deferred Tax Assets/(Liabilities)	$(15,473,703)	$(2,411,513)
Net Deferred Tax Asset/(Liability)	$(15,473,703)	$(2,411,513)

Yorkville ETF Advisors
Notes to the Financial Statements

May 31, 2014 (Unaudited) (Continued)

6. INCOME TAXES (concluded)

The Funds review the recoverability of its deferred tax assets based upon the weight of the available evidence. When assessing the recoverability of its deferred tax assets, management considers available carrybacks, reversing temporary taxable differences, projections of future taxable income and tax planning (if any). The Fund may be required to modify the estimates or assumptions it uses regarding the deferred tax asset or liability as new information becomes available. Since the Funds will be subject to taxation on their taxable income, the NAV of Funds shares will also be reduced by the accrual of any deferred tax liabilities. Because of the impact of deferred taxes, the Funds’ performance could differ from their underlying Indices.

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits.

	Yorkville High Income MLP ETF	Yorkville High Income Infrastructure MLP ETF
	Period Ended May 31, 2014	Period Ended May 31, 2014
Unrecognized tax benefit (beginning balance)	$—	$—
Changes for prior period positions	—	—
Current period positions	—	—
Settlements	—	—
Lapse of Statute of limitations	—	—
Unrecognized tax benefit (ending balance)	$—	$—

The Funds recognize the tax benefits of uncertain positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Yorkville High Income MLP ETF’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. and State tax returns filed or expected to be filed since inception of the Fund. The Funds’ tax years are open for examination by U.S. and state tax authorities for all periods. The Funds are not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will change materially in the next 12 months. As of May 31, 2014 Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF had federal net operating losses of approximately $3,900,000 and $1,300,000, respectively. The losses begin expiring in fiscal years ended November 30, 2033 and 2034, respectively.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2014, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Yorkville High Income MLP ETF	$272,510,501	$50,555,638	$(3,869,121)	$46,686,517
Yorkville High Income Infrastructure MLP ETF	32,404,798	8,121,633	(104,413)	8,017,220

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from the Funds’ investments in MLP interests.

Yorkville ETF Advisors
Notes to the Financial Statements

May 31, 2014 (Unaudited) (Concluded)

7. OTHER

At May 31, 2014, the records of the Trust reflected that 100% of the Funds’ total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Yorkville ETF Advisors
Approval of Advisory Agreements & Board Considerations

(Unaudited)

At a meeting held on February 18, 2014 (the “Meeting”), the Board of Trustees (the “Board”), including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the renewal of the following agreements (collectively, the “Agreements”): 1) an Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Yorkville High Income MLP ETF (“YMLP”) and the Yorkville High Income Infrastructure MLP ETF (“YMLI”) (together, YMLP and YMLI are referred to herein as the “Funds”); 2) a Sub-Advisory Agreement between the Adviser and Yorkville ETF Advisors LLC (“Yorkville”), on behalf of the Funds; and 3) a Sub-Advisory Agreement between the Adviser and Index Management Solutions, LLC (“IMS”), on behalf of the Funds (together, Yorkville and IMS are referred to herein as the “Sub-Advisers”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Agreements after their initial two-year term: (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds meetings to decide whether to renew the Agreements for an additional one-year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Advisers. The Board uses this information, as well as other information that the Adviser, Sub-Advisers and other service providers may submit to the Board, to help decide whether to renew the Agreements for an additional year.

Consistent with these responsibilities, prior to the Meeting, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers; (ii) the investment performance of YMLP and YMLI; (iii) the costs of the services provided and profits and other benefits to be realized by the Adviser and the Sub-Advisers and their affiliates from their relationships with the Funds; (iv) the respective personnel and operations of the Adviser and the Sub-Advisers; (v) the extent to which economies of scale would be realized as the Funds grow; and (vi) whether fee levels reflect the sharing of these economies of scale for the benefit of the Funds’ shareholders, as discussed in further detail below.

At the Meeting, representatives from the Adviser and the Sub-Advisers, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers’ advisory fees and other aspects of the Agreements. Among other things, representatives from the Adviser provided an overview of the Adviser’s organizational structure, personnel, operations and financial condition, including profitability. Representatives from Yorkville provided an overview of Yorkville’s operations and its management of the Funds, including YMLP and YMLI’s respective strategy and position in the market. A representative from IMS also discussed the services provided by IMS, specifically executing purchase and sale transactions in the Funds. The representative provided an overview of IMS’ operations and discussed brokerage commissions charged to the Funds, including average commission rate and use of soft dollars, as well as IMS’ process for brokerage allocation, including the factors IMS considers when selecting brokers. The Board then discussed the written materials that it received before the Meeting, the Adviser and Sub-Advisers’ oral presentations and any other information that the Board received at the Meeting, and deliberated on the renewal of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and the Sub-Advisers.

In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the Sub-Advisers and the renewal of the Agreements. The Board, including the Independent Trustees, did not identify any single factor or piece of information as all-important, determinative or controlling of its decision.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers to the Funds, the Board reviewed the portfolio management and other services provided to the Funds. The most recent Forms ADV for the Adviser and the Sub-Advisers were also provided to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which requested, among other things, information about the background and experience of the individuals primarily responsible for the day-to-day management of the Funds.

Yorkville ETF Advisors
Approval of Advisory Agreements & Board Considerations

(Unaudited) (Continued)

The Board also considered the Adviser and the Sub-Advisers’ overall quality of personnel, operations, and financial condition, investment advisory capabilities, including, information concerning each firm’s compliance function, operational capabilities and portfolio management team. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers.

Performance of the Funds

The Board was provided with information regarding YMLP and YMLI’s performance since the Funds’ inception. The Board noted that, as index funds, the investment objective of the Funds is to provide returns that correspond generally to the returns of the Funds’ benchmark indexes and that, accordingly analysis of investment performance, in absolute terms, is less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which the Funds achieved their investment objectives as passively managed index funds. In that regard, IMS and Yorkville each provided information regarding factors impacting the performance of the Funds, including construction of their underlying indexes and the addition and deletion of securities from the underlying indexes. The Board reviewed the information regarding the Funds’ index tracking and tracking error, noting that YMLP and YMLI each satisfactorily tracked its underlying index.

Cost of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory and sub-advisory fees payable with respect to YMLP and YMLI are reasonable, the Board reviewed a report of the advisory fees paid by the Funds to the Adviser and the sub-advisory fees paid by the Adviser to the Sub-Advisers, the costs and other expenses incurred by the Adviser and the Sub-Advisers in providing advisory services, and the profitability analysis with respect to the Funds. The Board also reviewed reports comparing the advisory fees paid by YMLP and YMLI to those paid by comparable funds and noted that each Fund’s advisory fees were consistent with the range of advisory fees paid by other peer funds. The Board concluded for each Fund that the advisory fees appeared reasonable in light of the services rendered. In addition, the Board considered for each Fund whether economies of scale were realized during the current contract period, but concluded that no significant economies of scale had yet been achieved.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements were fair and reasonable; (b) concluded that the Adviser and the Sub-Advisers’ fees are reasonable in light of the services that the Adviser and the Sub-Advisers provide to the Funds; and (c) agreed to approve the Agreements for another year.

Yorkville ETF Advisors
Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Annualized Expense Ratios(2)	Expenses Paid During Period(1)
Yorkville High Income MLP ETF
Actual Fund Return	$1,000.00	$1,055.30	0.85%	$4.36
Hypothetical 5% Return	$1,000.00	$1,020.69	0.85%	$4.28
Yorkville High Income Infrastructure MLP ETF
Actual Fund Return	$1,000.00	$1,075.50	0.85%	$4.40
Hypothetical 5% Return	$1,000.00	$1,020.69	0.85%	$4.28

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period shown).

(2)	Tax benefit/(expense) is not included in the ratio calculation.

Yorkville ETF Advisors
Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of a Fund may also be impacted by the accrual of any current or deferred taxes. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds website at www.yetfs.com.

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Sub-Adviser:
Yorkville ETF Advisors
405 Park Avenue, 9th Floor
Suite 901
New York, NY 10022

Trading Sub-Adviser:
Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Bingham McCutchen LLP
2020 K Street, NW
Washington, DC 20006-1806

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

YCM-SA-001-0300

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 6, 2014

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer and Secretary

Date: August 6, 2014